                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               First Trust/Aberdeen Global Opportunity Income Fund (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b)
SEPTEMBER 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                STATED       VALUE
   CURRENCY)                              DESCRIPTION                           COUPON   MATURITY   (US DOLLARS)
---------------   -----------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (c) - 124.1%
                  ARGENTINA - 5.2%
     10,823,095   Republic of Argentina (ARS) (d) ...........................    2.00%   02/04/18   $  5,460,677
     13,100,000   Republic of Argentina (USD) ...............................    7.00%   04/17/17     10,759,831
                                                                                                    ------------
                                                                                                      16,220,508
                                                                                                    ------------
                  AUSTRALIA - 9.6%
     11,000,000   Australian Government (AUD) ...............................    6.00%   02/15/17     11,259,105
     11,500,000   Instituto de Credito Oficial (AUD) ........................    5.50%   10/11/12     10,720,031
      8,100,000   Queensland Treasury (AUD) .................................    6.00%   10/14/15      8,099,696
                                                                                                    ------------
                                                                                                      30,078,832
                                                                                                    ------------
                  BELARUS - 0.9%
      2,700,000   Republic of Belarus (USD) .................................    8.75%   08/03/15      2,804,220
                                                                                                    ------------
                  BRAZIL - 9.1%
     13,600,000   Brazil Notas do Tesouro Nacional Series F (BRL) ...........   10.00%   01/01/13      7,749,306
     11,370,000   Brazil Notas do Tesouro Nacional Series F (BRL) ...........   10.00%   01/01/17      6,221,163
      8,380,000   Brazil Notas do Tesouro Nacional Series F (BRL) ...........   10.00%   01/01/21      4,443,386
        524,000   Dasa Finance Corp. (USD) ..................................    8.75%   05/29/18        591,334
      2,600,000   Gerdau Trade (USD) ........................................    5.75%   01/30/21      2,640,950
      2,280,000   Globo Communicacaos S.A. (USD) ............................    6.25%   12/01/49      2,333,580
      1,150,000   Odebrecht Finance Ltd. (USD) ..............................    7.50%   09/14/15      1,155,290
        630,000   Petrobras International Finance Co. (USD) .................    7.88%   03/15/19        788,162
      2,350,000   Rearden G Holdings Eins GmbH (USD) ........................    7.88%   03/30/20      2,520,375
                                                                                                    ------------
                                                                                                      28,443,546
                                                                                                    ------------
                  CANADA - 12.2%
      4,840,000   Canadian Government (CAD) .................................    8.50%   06/01/11      4,930,365
      1,700,000   Canadian Government (CAD) .................................    5.25%   06/01/13      1,813,956
     10,000,000   Export Development Canada (NZD) ...........................    8.13%   11/30/10      7,389,380
      3,650,000   KfW International Finance (CAD) ...........................    4.95%   10/14/14      3,915,862
     15,000,000   Province of Manitoba (NZD) ................................    6.38%   09/01/15     11,756,442
     10,965,000   Province of Ontario (NZD) .................................    6.25%   06/16/15      8,543,380
                                                                                                    ------------
                                                                                                      38,349,385
                                                                                                    ------------
                  COLOMBIA - 1.5%
  3,230,000,000   Republic of Columbia (COP) ................................    7.75%   04/14/21      2,109,132
      2,200,000   TGI International Ltd. (USD) ..............................    9.50%   10/03/17      2,505,250
                                                                                                    ------------
                                                                                                       4,614,382
                                                                                                    ------------
                  DOMINICAN REPUBLIC - 1.3%
      1,770,000   Cerveceria Nacional Dominica (USD) (d) ....................   16.00%   03/27/12      1,646,100
      2,066,000   Dominican Republic (USD) ..................................    8.63%   04/20/27      2,453,375
                                                                                                    ------------
                                                                                                       4,099,475
                                                                                                    ------------
                  EGYPT - 2.4%
     28,700,000   Egypt Treasury Bill (EGP) .................................     (e)    10/05/10      5,040,044
     15,000,000   Egypt Treasury Bills (EGP) ................................     (e)    11/16/10      2,606,583
                                                                                                    ------------
                                                                                                       7,646,627
                                                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                STATED       VALUE
   CURRENCY)                              DESCRIPTION                           COUPON   MATURITY   (US DOLLARS)
---------------   -----------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (c) - (CONTINUED)
                  EL SALVADOR - 2.1%
        700,000   Republic of El Salvador (USD) .............................    8.25%   04/10/32   $    801,500
      3,230,000   Republic of El Salvador (USD) .............................    7.65%   06/15/35      3,528,775
      2,300,000   Telemovil Finance Ltd. (USD) ..............................    8.00%   10/01/17      2,392,000
                                                                                                    ------------
                                                                                                       6,722,275
                                                                                                    ------------
                  HONG KONG - 0.8%
      2,290,000   CFG Investment S.A.C. (USD) ...............................    9.25%   12/19/13      2,433,125
                                                                                                    ------------
                  HUNGARY - 3.5%
    771,070,000   Hungary Government Bond (HUF) .............................    6.00%   10/24/12      3,796,733
    328,000,000   Hungary Government Bond (HUF) .............................    5.50%   02/12/16      1,544,305
  1,169,700,000   Hungary Government Bond (HUF) .............................    6.50%   06/24/19      5,672,349
                                                                                                    ------------
                                                                                                      11,013,387
                                                                                                    ------------
                  INDONESIA - 9.2%
      1,950,000   Berau Capital Resources (USD) .............................   12.50%   07/08/15      2,184,306
      1,210,000   Indo Integrated Energy II B.V. (USD) ......................    9.75%   11/05/16      1,386,963
 14,000,000,000   Indonesian Government Bond (IDR) ..........................   12.50%   03/15/13      1,770,913
 42,200,000,000   Indonesian Government Bond (IDR) ..........................   10.75%   05/15/16      5,473,900
 62,000,000,000   Indonesian Government Bond (IDR) ..........................   10.50%   08/15/30      8,337,892
  7,170,000,000   Indonesian Recapitalization Bond (IDR) ....................   13.40%   02/15/11        825,408
 14,200,000,000   Indonesian Recapitalization Bond (IDR) ....................   13.45%   08/15/11      1,691,585
      1,000,000   Indosat Palapa (USD) ......................................    7.38%   07/29/20      1,107,500
      3,220,000   Majapahit Holding B.V. (USD) ..............................    7.75%   10/17/16      3,767,564
      2,200,000   Star Energy Geothermal (Wayang Windu) Ltd. (USD) ..........   11.50%   02/12/15      2,480,500
                                                                                                    ------------
                                                                                                      29,026,531
                                                                                                    ------------
                  IVORY COAST - 0.8%
      4,580,000   Ivory Coast Government Bond (USD) .........................    2.50%   12/31/32      2,690,750
                                                                                                    ------------
                  KAZAKHSTAN - 1.8%
      1,743,160   BTA Bank JSC (USD) (f) (g) ................................   10.75%   07/01/18      1,778,023
      3,601,197   BTA Bank JSC (USD) (d) (f) ................................    0.00%   07/01/20        180,060
        394,970   BTA Bank JSC (USD) (f) ....................................    7.20%   07/01/25        280,429
        450,000   Kazakhstan Temir Zholy (USD) ..............................    6.38%   10/06/20        450,000
      2,570,000   KazMunaiGaz Finance Sub B.V. (USD) ........................    7.00%   05/05/20      2,846,275
                                                                                                    ------------
                                                                                                       5,534,787
                                                                                                    ------------
                  LITHUANIA - 1.5%
      2,390,000   Republic of Lithuania (USD) ...............................    6.75%   01/15/15      2,598,528
      1,980,000   Republic of Lithuania (USD) ...............................    7.38%   02/11/20      2,220,075
                                                                                                    ------------
                                                                                                       4,818,603
                                                                                                    ------------
                  MALAYSIA - 1.0%
      2,400,000   Petronas Capital Ltd. (USD) ...............................    7.88%   05/22/22      3,280,675
                                                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)(b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                STATED       VALUE
   CURRENCY)                              DESCRIPTION                           COUPON   MATURITY   (US DOLLARS)
---------------   -----------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (c) - (CONTINUED)
                  MEXICO - 10.1%
      1,610,000   Axtel S.A.B. de C.V. (USD) ................................    9.00%   09/22/19   $  1,493,275
      2,510,000   BBVA Bancomer S.A./Texas (USD) ............................    7.25%   04/22/20      2,702,617
      2,320,000   Corp. Geo S.A. de C.V. (USD) ..............................    8.88%   09/25/14      2,586,800
      1,150,000   Corp. Geo S.A. de C.V. (USD) ..............................    9.25%   06/30/20      1,290,300
      2,100,000   Corporativo Javer S.A. de C.V. (USD) ......................   13.00%   08/04/14      2,404,500
      2,400,000   Desarrolladora Homex S.A. (USD) ...........................    9.50%   12/11/19      2,712,000
      1,600,000   Grupo Posadas S.A.B. de C.V. (USD) ........................    9.25%   01/15/15      1,536,800
    102,400,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ................    8.00%   06/11/20      9,249,735
     32,950,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ................   10.00%   11/20/36      3,533,817
     25,900,000   Mexico Cetes (MXN) ........................................        (e) 12/09/10      2,037,816
        390,000   Pemex Project Funding Master Trust (USD) ..................    5.75%   03/01/18        429,312
      1,060,000   Pemex Project Funding Master Trust (USD) ..................    6.63%   06/15/38      1,146,585
        650,000   Petroleos Mexicanos (USD) .................................    5.50%   01/21/21        696,118
                                                                                                    ------------
                                                                                                      31,819,675
                                                                                                    ------------
                  MULTINATIONAL - 10.6%
     17,600,000   Asian Development Bank (AUD) ..............................    5.50%   02/15/16     16,967,016
     18,800,000   European Investment Bank (NZD) ............................    6.50%   09/10/14     14,842,676
      1,500,000   Nordic Investment Bank (AUD) ..............................    5.38%   01/18/11      1,449,863
                                                                                                    ------------
                                                                                                      33,259,555
                                                                                                    ------------
                  NIGERIA - 0.8%
      2,350,000   GTB Finance B.V. (USD) ....................................    8.50%   01/29/12      2,429,430
                                                                                                    ------------
                  NORWAY - 2.3%
     10,000,000   Kommunalbanken AS (NZD) ...................................    8.00%   10/19/10      7,349,708
                                                                                                    ------------
                  PERU - 1.2%
      8,500,000   Peru Bono Soberano (PEN) ..................................    8.20%   08/12/26      3,643,733
                                                                                                    ------------
                  PHILIPPINES - 1.0%
      1,000,000   Alliance Global Group (USD) ...............................    6.50%   08/18/17      1,000,900
      1,770,000   Republic of Philippines (USD) .............................    6.38%   10/23/34      2,073,774
                                                                                                    ------------
                                                                                                       3,074,674
                                                                                                    ------------
                  QATAR - 1.0%
      2,630,000   State of Qatar (USD) ......................................    6.40%   01/20/40      3,142,850
                                                                                                    ------------
                  RUSSIA - 2.5%
      1,750,000   Alfa Bank (USD) ...........................................    7.88%   09/25/17      1,762,775
      2,400,000   LUKOIL International Finance B.V. (USD) ...................    7.25%   11/05/19      2,621,160
        700,000   Russian Railways (USD) ....................................    5.74%   04/03/17        739,725
      2,500,000   Vnesheconombank (USD) .....................................    6.90%   07/09/20      2,737,500
                                                                                                    ------------
                                                                                                       7,861,160
                                                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)(b) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                STATED       VALUE
   CURRENCY)                              DESCRIPTION                           COUPON   MATURITY   (US DOLLARS)
---------------   -----------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (c) - (CONTINUED)
                  SOUTH AFRICA - 6.6%
     47,300,000   Republic of South Africa (ZAR) ............................    8.25%   09/15/17   $  6,994,598
     61,000,000   Republic of South Africa (ZAR) ............................    7.25%   01/15/20      8,398,760
     29,900,000   Republic of South Africa (ZAR) ............................   10.50%   12/21/26      5,266,029
                                                                                                    ------------
                                                                                                      20,659,387
                                                                                                    ------------
                  TURKEY - 5.3%
      1,750,000   Akbank TAS (USD) ..........................................    5.13%   07/22/15      1,751,925
      5,000,000   Turkey Government Bond (TRY) ..............................        (e) 11/03/10      3,437,005
      5,845,000   Turkey Government Bond (TRY) ..............................   16.00%   03/07/12      4,476,028
      4,900,000   Turkey Government Bond (USD) ..............................    5.63%   03/30/21      5,352,515
      1,700,000   Yasar Holdings (USD) ......................................    9.63%   10/07/15      1,700,000
                                                                                                    ------------
                                                                                                      16,717,473
                                                                                                    ------------
                  UKRAINE - 2.3%
      6,043,000   EX-IM Bank of Ukraine (USD) ...............................    7.65%   09/07/11      6,141,199
      1,000,000   Ukraine Government Bond (USD) .............................    6.39%   06/26/12      1,020,000
                                                                                                    ------------
                                                                                                       7,161,199
                                                                                                    ------------
                  UNITED ARAB EMIRATES - 1.6%
      2,370,000   Atlantic Finance Ltd. (USD) ...............................    9.75%   05/27/14      2,572,635
      2,400,000   Dubai Electricity & Water Authority (USD) .................    8.50%   04/22/15      2,586,038
                                                                                                    ------------
                                                                                                       5,158,673
                                                                                                    ------------
                  UNITED KINGDOM - 10.1%
      2,750,000   Continental Trustees (USD) (d) ............................    7.38%   10/07/40      2,750,000
      8,000,000   United Kingdom Treasury (GBP) .............................    6.25%   11/25/10     12,674,073
      1,200,000   United Kingdom Treasury (GBP) .............................    8.00%   12/07/15      2,465,259
      4,600,000   United Kingdom Treasury (GBP) .............................    6.00%   12/07/28      9,505,163
      2,520,000   United Kingdom Treasury (GBP) .............................    4.25%   12/07/49      4,225,240
                                                                                                    ------------
                                                                                                      31,619,735
                                                                                                    ------------
                  URUGUAY - 1.8%
     73,930,000   Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (h) .........................    5.00%   09/14/18      5,581,867
                                                                                                    ------------
                  VENEZUELA - 4.0%
        400,000   Bolivarian Republic of Venezuela (USD) ....................    7.75%   10/13/19        272,000
      6,300,000   Republic of Venezuela (USD) ...............................    8.50%   10/08/14      5,323,500
      9,770,000   Republic of Venezuela (USD) ...............................    5.75%   02/26/16      6,827,276
                                                                                                    ------------
                                                                                                      12,422,776
                                                                                                    ------------
                  TOTAL INVESTMENTS - 124.1% ....................................................    389,679,003
                  (Cost $350,290,253) (i)
                  OUTSTANDING LOANS - (28.3)% ...................................................    (88,848,652)
                  NET OTHER ASSETS AND LIABILITIES - 4.2% .......................................     13,085,942
                                                                                                    ------------
                  NET ASSETS - 100.0% ...........................................................   $313,916,293
                                                                                                    ============

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All portfolio securities are available to serve as collateral for the outstanding loans.

(c) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(d) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(e)  Zero coupon bond.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Fund's investment sub-advisor. At September 30, 2010, securities noted as such amounted to $2,238,512 or 0.7% of net assets.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,000,931 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $612,181.

Currency Abbreviations:

ARS   Argentine Peso
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EGP   Egyptian Pound
GBP   British Pound Sterling
HUF   Hungarian Forint
IDR   Indonesian Rupiah
MXN   Mexican Peso
NZD   New Zealand Dollar
PEN   Peruvian New Sol
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso
ZAR   South African Rand

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE

                                                                          LEVEL 2        LEVEL 3
                                                 TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                               VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                                               9/30/2010     PRICES       INPUTS         INPUTS
                                             ------------   --------   ------------   ------------
Bonds and Notes* .........................   $389,679,003   $     --   $389,679,003       $--
                                             ------------   --------   ------------       ---
Total Investments ........................    389,679,003         --    389,679,003        --
                                             ------------   --------   ------------       ---
Other Financial Instruments:
Forward Foreign Currency Contracts** .....        192,202    192,202             --        --
                                             ------------   --------   ------------       ---
Total ....................................   $389,871,205   $192,202   $389,679,003       $--
                                             ============   ========   ============       ===

                                LIABILITIES TABLE

                                                                           LEVEL 2        LEVEL 3
                                               TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                              VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                              9/30/2010       PRICES        INPUTS        INPUTS
                                             -----------   -----------   -----------   ------------
Forward Foreign Currency Contracts** .....   $(3,874,094)  $(3,874,094)      $--            $--
                                             ===========   ===========       ===            ===

*    See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

                                         % OF TOTAL
INDUSTRY CLASSIFICATION                  INVESTMENTS
--------------------------------------   -----------
Government Bonds and Notes                   58.7%
Supranational Bank                            8.5
Regional Authority                            7.3
Special Purpose Banks                         3.7
Oil, Gas & Consumable Fuels                   3.3
Commercial Banks                              2.8
Diversified Financial Services                2.8
Electric Utilities                            2.3
Diversified Telecommunication Services        1.9
Household Durables                            1.7
Import/Export Bank                            1.6
Construction Materials                        1.3
Metals & Mining                               0.7
Real Estate Management & Development          0.7
Transportaion Infrastructure                  0.6
Food Products                                 0.6
Beverages                                     0.4
Hotels, Restaurants & Leisure                 0.4
Road & Rail                                   0.3
Construction & Engineering                    0.3
Healthcare                                    0.1
                                            -----
   Total                                    100.0%
                                            =====

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2010 (UNAUDITED)

                              FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                        CONTRACTS TO RECEIVE
                            --------------------------------------------        NET            NET
                                                    LOCAL                   UNREALIZED     UNREALIZED
                                                  CURRENCY        IN       APPRECIATION   DEPRECIATION
SETTLEMENT                         LOCAL          VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE      COUNTERPARTY      CURRENCY (A)        U.S. $     FOR U.S. $      U.S. $         U.S. $
----------   ------------   ------------------   ----------   ----------   ------------   ------------
 10/22/10         BAR       CAD        521,000   $  506,115   $  495,350     $ 10,765       $    --
 10/22/10         RBS       HUF     96,208,000      473,495      442,820       30,675            --
 10/22/10         JPM       HUF    182,629,000      898,822      845,896       52,926            --
 12/03/10         JPM       IDR 10,562,134,000    1,169,982    1,175,529           --        (5,547)
 10/22/10         JPM       MXN     32,370,000    2,564,309    2,466,473       97,836            --
                                                                             --------       -------
                                                                             $192,202       $(5,547)
                                                                             --------       -------

                              FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                         CONTRACTS TO DELIVER
                            ----------------------------------------------        NET            NET
                                                    LOCAL                     UNREALIZED     UNREALIZED
                                                  CURRENCY         IN        APPRECIATION   DEPRECIATION
SETTLEMENT                         LOCAL          VALUE IN       EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE      COUNTERPARTY      CURRENCY (A)        U.S. $       FOR U.S. $      U.S. $         U.S. $
----------   ------------   ------------------   -----------   -----------   ------------   ------------
 12/03/10         JPM       BRL     14,949,000   $ 8,714,855   $ 8,281,994     $     --      $  (432,861)
 10/22/10         BAR       CAD     11,197,000    10,877,108    10,615,786           --         (261,322)
 10/22/10         CIT       GBP     18,514,000    29,079,018    28,369,743           --         (709,275)
 10/22/10         JPM       HUF    942,544,000     4,638,799     4,297,085           --         (341,714)
 12/03/10         RBS       IDR 10,562,134,000     1,169,982     1,149,098           --          (20,884)
 10/22/10         CIT       MXN     32,370,000     2,564,309     2,493,049           --          (71,260)
 10/22/10         DUB       NZD     68,463,000    50,141,007    48,391,702           --       (1,749,305)
 10/22/10         JPM       ZAR     18,500,000     2,644,607     2,403,034           --         (241,573)
 10/22/10         CIT       ZAR      4,628,000       661,581       621,228           --          (40,353)
                                                                               --------      -----------
                                                                               $     --      $(3,868,547)
                                                                               --------      -----------
Unrealized Appreciation (Depreciation).....................................    $192,202      $(3,874,094)
                                                                               ========      ===========
Net Unrealized Appreciation (Depreciation)..............................................     $(3,681,892)
                                                                                             ===========

(a)  Please see page 5 for currency descriptions.

Counterparty Abbreviations:

BAR   Barclay's Bank PLC
CIT   Citibank, NA
DUB   Deutche Bank
JPM   JPMorgan Chase
RBS   Royal Bank of Scotland

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     -    Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    -    Quoted prices for similar securities in active markets.

                    - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of September 30, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2010 (UNAUDITED)

C. CREDIT LINKED NOTES:

The Fund may invest in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which would exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended September 30, 2010, the open and close values of forward foreign currency contracts were $58,343,961 and $2,690,349, respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                               2. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Aberdeen Global Opportunity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.